Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue	$ 1,921	$ 894	$ 3,293	$ 1,834
Sales and marketing	264	407	495	711
Research and development	139	269	253	506
General and administrative	7,788	3,197	16,757	4,302
Depreciation and amortization	7,485	157	13,849	311
Impairment of digital assets	679	0	770	0
Total operating expenses	17,315	4,436	33,798	6,651
Loss from operations	(15,394)	(3,542)	(30,505)	(4,817)
Other income (expense)
Forgiveness of note receivable	(13,145)	0	(13,145)	0
Impairment of investments	(12,429)	0	(12,429)	0
Interest expense, related party	0	0	0	(496)
Interest expense	0	(6)	0	(19)
Interest and other income, net	281	667	745	79
Net loss	(40,687)	(2,881)	(55,334)	(5,253)
Dividends on preferred shares	0	169	0	362
Net loss available to common shareholders	$ (40,687)	$ (3,050)	$ (55,334)	$ (5,615)
Loss Per Share, Basic and Diluted [Abstract]
Net loss per share, basic (in USD per share)	$ (0.62)	$ (0.19)	$ (0.85)	$ (0.44)
Net loss per share, diluted (in USD per share)	$ (0.62)	$ (0.19)	$ (0.85)	$ (0.44)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic (in shares)	66,148,147	15,990,564	65,001,147	12,724,287
Diluted (in shares)	66,148,147	15,990,564	65,001,147	12,724,287
Digital mining revenue
Revenue	$ 1,211	$ 0	$ 1,958	$ 0
Cost of revenue	619	0	974	0
Service and product revenue
Revenue	710	894	1,335	1,834
Cost of revenue	$ 341	$ 406	$ 700	$ 821